Fair value measurements (Tables)	12 Months Ended
Mar. 31, 2020
Fair Values of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table summarizes the fair values of the assets and liabilities measured at fair value on a recurring basis as of March 31, 2019 and 2020. Transfers between levels of the fair value are recognized at the end of their respective reporting periods:

	Yen in millions
	March 31, 2019
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	249,193	594,200	—	843,393
Time deposits	—	520,000	—	520,000
Marketable securities and other securities investments
Public and corporate bonds	4,378,543	1,452,475	15,171	5,846,189
Common stocks	2,154,951	—	—	2,154,951
Other	189,389	6,007	—	195,396
Investments measured at net asset value	—	—	—	98,451
Derivative financial instruments	—	200,256	77	200,333

Total	6,972,076	2,772,938	15,248	9,858,713

Liabilities
Derivative financial instruments	—	(231,915)	—	(231,915)

Total	—	(231,915)	—	(231,915)

	Yen in millions
	March 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	711,106	592,200	—	1,303,306
Time deposits	—	350,000	—	350,000
Marketable securities and other securities investments
Public and corporate bonds	3,214,773	2,183,695	12,831	5,411,299
Common stocks	1,895,690	—	—	1,895,690
Other	194,085	27,477	—	221,562
Investments measured at net asset value	—	—	—	97,687
Derivative financial instruments	—	503,826	—	503,826

Total	6,015,654	3,657,198	12,831	9,783,370

Liabilities
Derivative financial instruments	—	(437,008)	—	(437,008)

Total	—	(437,008)	—	(437,008)

Changes in Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table summarizes the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the periods ended March 31, 2018, 2019 and 2020:

	Yen in millions
	For the year ended March 31, 2018
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	8,947	(7,522)	1,425
Total gains (losses)
Included in income (loss)	17	805	822
Included in other comprehensive income (loss)	(12)	—	(12)
Purchases and issuances	3,860	—	3,860
Settlements	(4,739)	4,320	(419)
Other	(585)	185	(400)

Balance at end of year	7,488	(2,212)	5,276

	Yen in millions
	For the year ended March 31, 2019
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	7,488	(2,212)	5,276
Total gains (losses)
Included in income (loss)	1	3,169	3,170
Included in other comprehensive income (loss)	82	—	82
Purchases and issuances	5,254	—	5,254
Settlements	(2,875)	(784)	(3,659)
Other	337	(96)	241

Balance at end of year	10,287	77	10,364

	Yen in millions
	For the year ended March 31, 2020
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	10,287	77	10,364
Total gains (losses)
Included in income (loss)	(346)	—	(346)
Included in other comprehensive income (loss)	(671)	—	(671)
Purchases and issuances	5,305	—	5,305
Settlements	(1,547)	(77)	(1,624)
Other	(197)	—	(197)

Balance at end of year	12,831	—	12,831